Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Schedule of Accounts Receivable [Line Items]
Accounts receivable	$ 77,220,242	$ 92,666,927
Less: allowance for credit losses	(3,038,819)	(3,219,772)
Accounts receivable, net	$ 74,181,423	$ 89,447,155